INTEREST EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Interest Expense, Short-Term Borrowings [Abstract]
Schedule of Interest Expenses	Interest expenses as of June 30, 2025 and 2024 consisted of the following:
	2025	2024
Interest expense	$(137,459)	$(72,634)
Interest income	884	8,046
Total interest expense, net	$(136,575)	$(64,588)